Stock Warrants - Schedule of Outstanding Redeemable Convertible Preferred Stock Warrant Liabilities (Detail)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Expected term (in years)	6 months 25 days	6 months 29 days	1 year 14 days
Expected Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities, measurement input	0.510	0.510	0.460
Risk-Free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities, measurement input	0.020	0.020	0.023
Expected Dividend Yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial liabilities, measurement input	0.00	0.00	0.00